Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 348	$ 1,134
Restricted cash	69	70
Trade and other receivables	807	1,589
Prepaid expenses and other	48	55
Risk management assets	151	709
Inventory	157	157
Current assets	1,580	3,714
Non-current assets
Investments	138	129
Long-term portion of finance lease receivables	171	129
Risk management assets	52	161
PP&E	5,714	5,556
Right-of-use assets	117	126
Intangible assets	223	252
Goodwill	464	464
Deferred income tax assets	21	50
Other assets	179	160
Total assets	8,659	10,741
Current liabilities
Bank overdraft	3	16
Accounts payable and accrued liabilities	797	1,346
Current portion of decommissioning and other provisions	35	70
Risk management liabilities	314	1,129
Current portion of contract liabilities	3	8
Income taxes payable	9	73
Dividends payable	49	68
Current portion of long-term debt and lease liabilities	532	178
Current liabilities	1,742	2,888
Non-current liabilities
Credit facilities, long-term debt and lease liabilities	2,934	3,475
Exchangeable securities	744	739
Decommissioning and other provisions	654	659
Deferred income tax liabilities	386	352
Risk management liabilities	274	333
Contract liabilities	10	12
Defined benefit obligation and other long-term liabilities	251	294
Equity
Common shares	3,285	2,863
Preferred shares	942	942
Contributed surplus	41	41
Deficit	(2,567)	(2,514)
Accumulated other comprehensive income (loss)	(164)	(222)
Equity attributable to shareholders	1,537	1,110
Equity attributable to non-controlling interests	127	879
Total equity	1,664	1,989
Total liabilities and equity	$ 8,659	$ 10,741